Loan Credit Agreement with Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 5. Loan Credit Agreement with Related Party

The Company entered a credit facility with an affiliate of a stockholder on September 6, 2013. The credit facility provides financing for the Company, primarily for the purchase of eligible investments. The facility matures on September 6, 2017 and provides that the loan shall accrue interest at the LIBOR rate plus a 6.50% margin. As of June 30, 2014 and December 31, 2013, the applicable interest rate was 6.73% and 6.75%, respectively. The principal is repayable in full at maturity. The facility works as a delayed draw credit facility with the Company having the ability to drawdown, as necessary, over the first 18 months (the “Draw Period”) up to $30,000,000, based on certain conditions. The credit facility provided for an initial $15,000,000 to be available at closing. The Company executed a draw of $5,000,000 on December 9, 2013. During the six months ended June 30, 2014, the Company has executed an additional draw of $6,000,000 to fund certain eligible investments. The balances of $11,000,000 and $5,000,000 are reflected as Loan credit agreement in the unaudited condensed consolidated balance sheet as of June 30, 2014 and December 31, 2013, respectively. On or before the last day of the Draw Period, the Company can request the loan amount to be increased to $30 million upon the Company realizing net proceeds of at least $10 million in cash through the issuance of new equity securities. Repayment of the facility is due upon maturity, four years from the closing date. The stockholder’s affiliate, as lender, has received a security interest in basically all assets of the Company as collateral for the facility. In conjunction with the credit facility, the Company issued warrants to the stockholder’s affiliate for 1,000,000 shares of the Company’s common stock at a strike price of $1.3875. In connection with the credit agreement, the Company and the stockholder and certain of the stockholder’s affiliates, including the lender entered into a Voting Rights Agreement restricting the stockholder’s and such affiliates’ voting rights under certain circumstances and providing the stockholder and such affiliates a right of first offer on certain future share issuances.

Due to certain provisions within the warrant agreement, the warrants meets the definition of a derivative and do not qualify for a scope exception as it is not considered indexed in the Company’s stock. As such, the warrants with a value of $316,000 and $292,000 at June 30, 2014 and December 31, 2013, are reflected as a warrant liability in the unaudited condensed consolidated balance sheet. Unrealized losses of $66,000 and $24,000 were included in interest and other income (expense) in the unaudited condensed consolidated statements of income for the three and six months ended June 30, 2014. The Company determined the fair value using the Black-Scholes option pricing model with the following assumptions:

	June 30, 2014	December 31, 2013
Dividend rate	0%	0%
Risk-free rate	2.1%	2.5%
Expected life (years)	6.2	6.7
Expected volatility	29.3%	27.0%

During the three and six months ended June 30, 2014, the Company recognized interest expense totaling $223,000 and $412,000, respectively. Interest expense included $36,000 and $71,000 of debt issuance cost amortization for the three and six months ended June 30, 2014, respectively.

Note 7. Loan Credit Agreement with Related Party

The Company entered a credit facility with an affiliate of a stockholder on September 6, 2013. The credit facility provides financing for the Company, primarily for the purchase of eligible investments. The facility matures on September 6, 2017 and provides that the loan shall accrue interest at the LIBOR rate plus a 6.50% margin. As of December 31, 2013, the applicable interest rate was 6.75%. The principal is repayable in full at maturity. The facility works as a delayed draw credit facility with the Company having the ability to drawdown, as necessary, over the next 18 months (the "Draw Period") up to $30,000,000, based on certain conditions. The credit facility provided for an initial $15,000,000 to be available at closing. The Company executed a draw of $5,000,000 on December 9, 2013 which is reflected as Loan credit agreement in the consolidated balance sheet. Subsequent to December 31, 2013, the Company has executed draws of an additional $6,000,000 to fund certain eligible investments (See discussion of investments subsequent to December 31, 2013, in Note 12). On or before the last day of the Draw Period, the Company can request the loan amount to be increased to $30 million upon the Company realizing net proceeds of at least $10 million in cash through the issuance of new equity securities. Repayment of the facility is due upon maturity, four years from the closing date. The stockholder’s affiliate, as lender, has received a security interest in basically all assets of the Company as collateral for the facility. In conjunction with the credit facility, the Company issued warrants to the stockholder’s affiliate for 1,000,000 shares of the Company’s common stock at a strike price of $1.3875. In connection with the credit agreement, the Company and the stockholder and certain of the stockholder’s affiliates, including the lender entered into a Voting Rights Agreement restricting the stockholder’s and such affiliates’ voting rights under certain circumstances and providing the stockholder and such affiliates a right of first offer on certain future share issuances.

Due to certain provisions within the warrant agreement, the warrants meets the definition of a derivative and do not qualify for a scope exception as it is not considered indexed in the Company’s stock. As such, the warrants with a value of $292,000 at December 31, 2013, are reflected as a warrant liability in the consolidated balance sheet. Changes to fair value are included in interest and other (expense) income, net as detailed in Note 6. The Company determined the fair value using the Black-Scholes option pricing model with the following assumptions:

December 31, 2013
Dividend rate	0%
Risk-free rate	2.5%
Expected life (years)	6.7
Expected volatility	27%

During the year ended December 31, 2013, the Company recognized interest expense totaling $68,000. Interest expense included $21,000 of interest due the lender, as well as $47,000 of debt issuance cost amortization. A total of $571,000 of deferred financing costs, including $338,000 in lender fees and $232,000 in the initial value of the warrants, are being recognized as interest expense ratably over the four year term of the loan credit agreement.